Cover	Nov. 19, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity File Number	001-40121
Entity Registrant Name	AFRICAN GOLD ACQUISITION CORPORATION
Entity Central Index Key	0001833909
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	322 West 52nd Street
Entity Address, Address Line Two	#2322
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(860)
Local Phone Number	214-3714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary shares and three-quarters of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary shares and three-quarters of one Redeemable Warrant
Trading Symbol	AGAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AGAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AGAC.WS
Security Exchange Name	NYSE